Stockholders' Equity (Details) - Schedule of Warrants - Warrant [Member] - USD ($)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of Shares , Outstanding Ending	510,794,865	964,834,419	510,794,865
Weighted Average Exercise Price ,Outstanding Ending	$ 0.02	$ 0.03	$ 0.02
Weighted Average Remaining Contractual Term ,Outstanding Ending	2 years 8 months 23 days	5 years	1 year 8 months 23 days
Aggregate Intrinsic Value ,Outstanding Ending	$ 15,486		$ 13,263
Number of Shares , Exercisable		964,834,419
Weighted Average Exercise Price ,Exercisable		$ 0.03
Weighted Average Remaining Contractual Term , Exercisable		5 years
Aggregate Intrinsic Value ,Exercisable
Number of Shares , Granted		474,999,993
Weighted Average Exercise Price , Granted		$ 0.03
Aggregate Intrinsic Value , Granted
Number of Shares , Forfeited		(20,960,439)
Weighted Average Exercise Price ,Forfeited
Aggregate Intrinsic Value ,Forfeited
Number of Shares , Exercised
Weighted Average Exercise Price ,Exercised
Aggregate Intrinsic Value ,Exercised